UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Martin Currie SMASh Series EM Fund
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Martin Currie SMASh Series EM Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Martin Currie SMASh Series EM Fund[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$995,543,022
Total Number of Portfolio Holdings*	29
Portfolio Turnover Rate	17%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Martin Currie SMASh Series EM Fund	PAGE 1	7280-STSR-0325

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Martin Currie
SMASh Series EM Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2025
 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.9%
Consumer Discretionary — 13.7%
Automobiles — 4.3%
Maruti Suzuki India Ltd.	303,658	$43,020,293 (a)
Broadline Retail — 3.2%
MercadoLibre Inc.	16,423	31,568,126 *
Textiles, Apparel & Luxury Goods — 6.2%
Titan Co. Ltd.	1,541,095	61,841,979 (a)

Total Consumer Discretionary		136,430,398
Consumer Staples — 3.2%
Beverages — 1.6%
Eastroc Beverage Group Co. Ltd., Class A Shares	478,700	16,040,169 (a)
Consumer Staples Distribution & Retail — 0.2%
Robinsons Retail Holdings Inc.	3,314,690	1,942,035
Personal Care Products — 1.4%
Proya Cosmetics Co. Ltd., Class A Shares	1,198,560	13,891,814 (a)

Total Consumer Staples		31,874,018
Energy — 6.2%
Oil, Gas & Consumable Fuels — 6.2%
Reliance Industries Ltd.	4,256,013	61,937,173 (a)

Financials — 15.2%
Banks — 12.8%
Al Rajhi Bank	2,146,333	56,607,708 (a)
Kotak Mahindra Bank Ltd.	1,676,871	36,673,425 (a)
Shinhan Financial Group Co. Ltd.	984,390	34,290,055 (a)
Total Banks		127,571,188
Capital Markets — 2.4%
B3 SA - Brasil Bolsa Balcao	12,326,700	23,391,844

Total Financials		150,963,032
Health Care — 7.3%
Health Care Equipment & Supplies — 0.9%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	282,800	9,095,030 (a)
Health Care Providers & Services — 6.4%
Apollo Hospitals Enterprise Ltd.	451,748	35,430,321 (a)
Dr Sulaiman Al Habib Medical Services Group Co.	173,739	13,535,216
Odontoprev SA	7,590,520	14,612,016
Total Health Care Providers & Services		63,577,553

Total Health Care		72,672,583
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Martin Currie SMASh Series EM Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrials — 6.9%
Electrical Equipment — 4.1%
	Contemporary Amperex Technology Co. Ltd., Class A Shares	1,146,468	$40,876,634 (a)
Machinery — 2.8%
	Shenzhen Inovance Technology Co. Ltd., Class A Shares	3,336,846	27,782,538 (a)

Total Industrials			68,659,172
Information Technology — 37.3%
Electronic Equipment, Instruments & Components — 3.0%
	Delta Electronics Inc.	2,265,000	29,513,052 (a)
IT Services — 3.7%
	Tata Consultancy Services Ltd.	783,293	37,064,273 (a)
Semiconductors & Semiconductor Equipment — 14.8%
	Globalwafers Co. Ltd.	1,842,000	18,983,174 (a)
	MediaTek Inc.	875,000	37,893,671 (a)
	SK Hynix Inc.	673,080	90,616,529 (a)
Total Semiconductors & Semiconductor Equipment			147,493,374
Technology Hardware, Storage & Peripherals — 15.8%
	Quanta Computer Inc.	3,947,000	31,292,344 (a)
	Samsung Electronics Co. Ltd.	1,913,181	68,326,816 (a)
	Samsung Electronics Co. Ltd., Registered Shares, GDR	65,100	58,197,396 (a)
Total Technology Hardware, Storage & Peripherals			157,816,556

Total Information Technology			371,887,255
Materials — 9.1%
Chemicals — 1.3%
	LG Chem Ltd.	79,284	12,858,725 *(a)
Construction Materials — 3.8%
	UltraTech Cement Ltd.	284,284	37,594,018 (a)
Metals & Mining — 4.0%
	Antofagasta PLC	1,892,482	40,128,998 (a)

Total Materials			90,581,741
Total Investments before Short-Term Investments (Cost — $936,527,620)			985,005,372
	Rate
Short-Term Investments — 1.7%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $16,661,629)	4.216%	16,661,629	16,661,629 (b)(c)
Total Investments — 100.6% (Cost — $953,189,249)			1,001,667,001
Liabilities in Excess of Other Assets — (0.6)%			(6,123,979)
Total Net Assets — 100.0%			$995,543,022

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

 Martin Currie SMASh Series EM Fund
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated
Companies was $16,661,629 and the cost was $16,661,629 (Note 6).

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts

Summary of Investments by Country#
India	31.3%
South Korea	26.4
Taiwan	11.7
China	10.8
Saudi Arabia	7.0
Brazil	6.9
Chile	4.0
Philippines	0.2
Short-Term Investments	1.7
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2025, and are subject to change.
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $936,527,620)	$985,005,372
Investments in affiliated securities, at value (Cost — $16,661,629)	16,661,629
Foreign currency, at value (Cost — $1,858,108)	1,859,356
Cash	100,000
Receivable for Fund shares sold	5,782,399
Dividends receivable from unaffiliated investments	2,314,849
Receivable from investment manager	129,517
Dividends receivable from affiliated investments	45,209
Receivable for securities sold	2,269
Prepaid expenses	27,771
Total Assets	1,011,928,371
Liabilities:
Accrued foreign capital gains tax	9,785,738
Payable for securities purchased	5,589,763
Payable for Fund shares repurchased	952,088
Trustees’ fees payable	6,766
Accrued expenses	50,994
Total Liabilities	16,385,349
Total Net Assets	$995,543,022
Net Assets:
Par value (Note 5)	$1,107
Paid-in capital in excess of par value	1,282,035,286
Total distributable earnings (loss)	(286,493,371)
Total Net Assets	$995,543,022
Shares Outstanding	110,695,711
Net Asset Value	$8.99
See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2025

Investment Income:
Dividends from unaffiliated investments	$7,894,742
Dividends from affiliated investments	198,282
Other income	6,619
Less: Foreign taxes withheld	(1,200,375)
Total Investment Income	6,899,268
Expenses:
Custody fees	235,793
Interest expense	54,131
Fund accounting fees	48,227
Legal fees	33,536
Trustees’ fees	30,877
Registration fees	25,859
Audit and tax fees	15,822
Shareholder reports	6,881
Commitment fees (Note 7)	5,962
Transfer agent fees (Note 2)	318
Miscellaneous expenses	3,252
Total Expenses	460,658
Less: Fee waivers and/or expense reimbursements (Note 2)	(460,658)
Net Expenses	—
Net Investment Income	6,899,268
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(54,413,694)†
Foreign currency transactions	(1,000,671)
Net Realized Loss	(55,414,365)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(89,759,575)‡
Foreign currencies	134,885
Change in Net Unrealized Appreciation (Depreciation)	(89,624,690)
Net Loss on Investments and Foreign Currency Transactions	(145,039,055)
Decrease in Net Assets From Operations	$(138,139,787)

†	Net of foreign capital gains tax of $1,526,066.
‡	Net of change in accrued foreign capital gains tax of $(4,440,988).
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2025 (unaudited) and the Year Ended July 31, 2024	2025	2024
Operations:
Net investment income	$6,899,268	$18,545,329
Net realized loss	(55,414,365)	(100,016,368)
Change in net unrealized appreciation (depreciation)	(89,624,690)	93,790,808
Increase (Decrease) in Net Assets From Operations	(138,139,787)	12,319,769
Distributions to Shareholders From (Note 1):
Total distributable earnings	(12,000,062)	(16,000,193)
Decrease in Net Assets From Distributions to Shareholders	(12,000,062)	(16,000,193)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	195,371,198	518,097,289
Cost of shares repurchased	(412,016,145)	(420,445,492)
Increase (Decrease) in Net Assets From Fund Share Transactions	(216,644,947)	97,651,797
Increase (Decrease) in Net Assets	(366,784,796)	93,971,373
Net Assets:
Beginning of period	1,362,327,818	1,268,356,445
End of period	$995,543,022	$1,362,327,818
See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2025[1,2]	2024[1]	2023[1]	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$10.27	$10.35	$9.47	$13.23	$9.03	$8.14
Income (loss) from operations:
Net investment income	0.06	0.14	0.14	0.16	0.18	0.16
Net realized and unrealized gain (loss)	(1.23)	(0.10)	0.84	(3.54)	4.08	0.81
Total income (loss) from operations	(1.17)	0.04	0.98	(3.38)	4.26	0.97
Less distributions from:
Net investment income	(0.11)	(0.12)	(0.05)	(0.11)	(0.06)	(0.08)
Net realized gains	—	—	(0.05)	(0.27)	—	—
Total distributions	(0.11)	(0.12)	(0.10)	(0.38)	(0.06)	(0.08)
Net asset value, end of period	$8.99	$10.27	$10.35	$9.47	$13.23	$9.03
Total return[3]	(11.37)%	0.47%	10.51%	(26.21)%	47.25%	11.92%
Net assets, end of period (millions)	$996	$1,362	$1,268	$1,100	$1,007	$185
Ratios to average net assets:
Gross expenses[4]	0.08%[5]	0.06%[6]	0.10%[7]	0.09%	0.09%	0.35%
Net expenses[8,9]	0.00 [5]	0.00 [6,10]	0.00 [7]	0.00	0.00	0.00
Net investment income	1.22 [5,10]	1.45 [6]	1.45 [7]	1.43	1.48	2.03
Portfolio turnover rate	17%	26%	12%	27%	33%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the
Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.
[5]	Annualized.
[6]
Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.03%, 0.00% and 1.45%, respectively.

[7]
Ratio includes the impact of fees paid indirectly. In the absence of these fees, the gross and net expense ratios and the net investment income ratio would have been 0.06%, 0.00% and 1.45%, respectively.

[8]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2026 without the
Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
See Notes to Financial Statements.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Martin Currie SMASh Series EM Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$31,568,126	$104,862,272	—	$136,430,398
Consumer Staples	1,942,035	29,931,983	—	31,874,018
Financials	23,391,844	127,571,188	—	150,963,032
Health Care	28,147,232	44,525,351	—	72,672,583
Other Common Stocks	—	593,065,341	—	593,065,341
Total Long-Term Investments	85,049,237	899,956,135	—	985,005,372
Short-Term Investments†	16,661,629	—	—	16,661,629
Total Investments	$101,710,866	$899,956,135	—	$1,001,667,001

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of January 31, 2025, there were $9,785,738 of capital gains tax liabilities accrued on unrealized gains.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Martin Currie and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

During the six months ended January 31, 2025, fees waived and/or expenses reimbursed amounted to $460,658. The affiliated money market fund waiver of $6,619 is reflected as other income in the Statement of Operations.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $248 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended January 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$186,497,415
Sales	365,519,124
At January 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,025,941,158	$149,801,132	$(174,075,289)	$(24,274,157)
4. Derivative instruments and hedging activities
During the six months ended January 31, 2025, the Fund did not invest in derivative instruments.
5. Shares of beneficial interest
At January 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of the Fund were as follows:

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Shares sold	21,314,613	52,816,369
Shares repurchased	(43,334,685)	(42,632,606)
Net increase (decrease)	(22,020,072)	10,183,763
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended January 31, 2025. The following transactions were effected in such company for the six months ended January 31, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$17,950,556	$214,418,742	214,418,742	$215,707,669	215,707,669

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$198,282	—	$16,661,629
7. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of

Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2025.
8. Deferred capital losses
As of July 31, 2024, the Fund had deferred capital losses of $199,907,050, which have no expiration date, that will be available to offset future taxable capital gains.
9. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Martin Currie SMASh Series EM Fund 2025 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Martin Currie SMASh Series EM Fund

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Martin Currie
SMASh Series EM Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Martin Currie Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Martin Currie SMASh Series EM Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Martin Currie SMASh Series EM Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Martin Currie SMASh Series EM Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

91755-SFSOI 3/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2025